Organization, Consolidation and Principal Activities - Summary of Results of operations of the VIE included in the Company's consolidated statements of comprehensive loss (Details)
¥ in Thousands, $ in Thousands
	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)
Organization, Consolidation and Principal Activities
Revenues	¥ 1,619,938	$ 222,911	¥ 1,736,317
Net loss	(46,515)	(6,401)	(5,690)	¥ 6,008
VIE
Organization, Consolidation and Principal Activities
Revenues	1,561,087	214,813	1,724,336
Net loss	¥ (37,556)	$ (5,168)	¥ 5,027